SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its four wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements in accordance with the provisions under ASC Topic 810 Consolidation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements and notes to the consolidated financial statements have been prepared in accordance with accounting standards generally accepted in the United States of America (“U.S. GAAP”) as organized in the Accounting Standards Codification (“ASC”) administrated by the Financial Accounting Standards Board (“FASB”).

The accompanying consolidated financial statements include the accounts of the Company and its four wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements in accordance with the provisions under ASC Topic 810 Consolidation.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the amounts of expenses during the reporting period. On an ongoing basis, the Company’s management evaluates its estimates, judgments, and methodologies. Significant estimates and assumptions in the consolidated financial statements include those related to warrant liabilities, convertible promissory notes and stock-based compensation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the amounts of expenses during the reporting period. On an ongoing basis, the Company’s management evaluates its estimates, judgments, and methodologies. Significant estimates and assumptions in the consolidated financial statements include those related to warrant liabilities, convertible promissory notes and stock-based compensation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Foreign Currency

Foreign Currency

The Company measures items included in the consolidated financial statements of each of its entities using the currency of the primary economic environment in which the entity operates. The Company presents these consolidated financial statements in USD.

The Company translates foreign currency transactions into the functional currency using the exchange rates prevailing at the dates of the transactions. The Company recognizes foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates within other income (expense), net, in the consolidated statements of operations. For the years ended December 31, 2025, and 2024, the Company had a gain of $52 and a loss of $880 in foreign exchange unrealized gains and losses, respectively, recorded in other income (expense).

For presentation purposes, the Company translates all assets and liabilities denominated in foreign currencies into USD using exchange rates in effect as of the date of the balance sheet date. The Company translates expense transactions at the monthly average exchange rates, and the Company translates certain specific equity transactions at the exchange rate in effect at the time of the transaction. The Company recognizes all resulting exchange differences within currency translation adjustment in the consolidated statements of comprehensive loss and as a separate component of stockholders’ equity.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash in bank deposit and money market accounts (refer to Note 3) which, at times, may exceed the federal insurance limit. Restricted cash are restricted deposits and are pledged in favor of the bank as security for guaranties issued by the bank to the landlords of the Company’s leased office spaces.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the consolidated statements of operations as gain or loss on disposal of property and equipment. Major replacements and improvements are capitalized, while general repairs and maintenance are charged to expense as incurred. Costs for capital assets not yet placed in service have been capitalized as construction in progress or advances to fixed asset vendors and are depreciated in accordance with the below guidelines once placed into service.

Long-lived assets, such as property and equipment, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable in accordance with ASC Topic 360, “Property, Plant, and Equipment.” Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cashflow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed before the end of its estimated useful life.

Recoverability of assets is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by an asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized at the amount by which the carrying amount exceeds the estimated fair value of the asset. The estimated fair value is determined using a discounted cash flow analysis. Any impairment in value is recognized as an expense in the period when the impairment occurs. The Company recognized a loss on impairment and lease termination of $17,063 for the year ended December 31, 2025, see Note 4. The Company did not recognize any impairment charges associated with long- lived assets for the year ended December 31, 2024.

Depreciation is computed using the straight-line method over the following estimated useful lives:

Assets	Years
Leasehold improvements	Lesser of lease term or useful life
Machinery and equipment	7-10
Furniture and fixtures	5
Computer and software	3
Buildings	20
Building Fixtures	7

Collaboration Arrangements

Collaboration Arrangements and Partnership Agreements

The Company enters into collaborative arrangements with various parties individually through joint development agreements (“JDAs”) to evaluate and test its technology. The agreements are executed in anticipation of entering into either a purchasing agreement for the Company’s sellable products or jointly developing a commercialized product. As part of the JDAs, the counterparty may either reimburse the Company for certain costs incurred through a fixed fee payment or per unit payment or share certain costs with the Company.

The Company assesses each collaborative arrangement to determine whether it is in scope for ASC Topic 808, Collaborative Arrangements (“ASC 808”). In making the determination, the Company considers whether the arrangement involves joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards that are dependent on the commercial success of such activities. All of the JDAs entered into by the Company have been concluded to be arrangements within the scope of ASC 808. As a result, payments received/paid from/to the counterparties have been netted against the research and development expenses incurred by the Company.

The Company assesses each collaborative arrangement to determine whether it is in scope for ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). In making the determination, the Company considers if some or all aspects of the arrangement represent a transaction with a customer. All of the JDAs entered into by the Company to date have been concluded to be arrangements outside the scope of ASC 606. As a result, no revenue has been recognized by the Company.

For the three months ended March 31, 2026, and 2025, the Company recognized approximately $3,410 and $34, respectively in expense reimbursements from arrangements, which are recorded net within research and development expenses on the condensed consolidated statements of operations. The Company had one partner that accounted for $3,360 in expense reimbursements for the three months ended March 31, 2026.

In February 2026, the Company entered into a new development agreement with PowerCo SE (“PowerCo”). The development agreement has various terms and conditions and has a term of fifteen months; however, PowerCo has the right to terminate under certain conditions. The Company entered into this development agreement for purposes of assessing its technology through evaluation and testing of its batteries.

In January 2026, the Company entered into a partnership agreement with a note holder as further described in Note 7. The partnership agreement includes up to $900 of consideration for the performance of research and development services to the note holder.

Collaboration Arrangements

The Company enters into collaborative arrangements with various parties individually through joint development agreements (“JDAs”) to evaluate and test its technology. The agreements are executed in anticipation of entering into either a purchasing agreement for the Company’s sellable products or jointly developing a commercialized product. As part of the JDAs, the counterparty may either reimburse the Company for certain costs incurred through a fixed fee payment or per unit payment or share certain costs with the Company.

The Company assesses each collaborative arrangement to determine whether it is in scope for ASC Topic 808, Collaborative Arrangements (“ASC 808”). In making the determination, the Company considers whether the arrangement involves joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards that are dependent on the commercial success of such activities. All of the JDAs entered into by the Company have been concluded to be arrangements within the scope of ASC 808. As a result, payments received/paid from/to the counterparties have been netted against the research and development expenses incurred by the Company.

In 2021, the Company entered into JDAs with Hyundai Motor Company and Kia Corporation (collectively, “HMC”), Mercedes-Benz and Stellantis Europe, S.p.A (f/k/a FCA Italy, S.p.A) (“Stellantis Europe”). In August, 2025, the Company amended its JDA with Mercedes-Benz and simultaneously terminated the Stellantis Europe agreement and entered into a new JDA with FCA US LLC, an affiliate of Stellantis Europe and Stellantis Ventures B.V. (collectively, “Stellantis”). For the year ended December 31, 2025, the amounts received from third parties under JDAs were approximately $1,295. As part of the JDA with Stellantis, the Company paid $2,000 for development of demo car services as further described in Note 15.

For the years ended December 31, 2025, and 2024, the amounts received from third parties under JDAs were approximately $1,295 and $3,389, respectively, and were recorded within research and development, net in the consolidated statements of operations.

Reserve for Credit Losses

Reserve for Credit Losses

The Company’s receivables relate to reimbursements due under its JDAs represented as “Receivables under collaboration agreements” on its consolidated balance sheets as of December 31, 2025, and 2024. The reserve for credit losses (“allowance”) is established at the origination of a receivable in accordance with ASC Topic 326 Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the Company to estimate the lifetime expected credit losses on such instruments and to record an allowance to offset the receivables. Company’s receivables are recognized when the related reimbursable costs are incurred in accordance with the terms of the respective JDA and collection is considered probable. The Company evaluates such receivables for collectability and records an allowance for expected credit losses in accordance with ASC 326. The allowance is estimated using relevant available information, including historical collection experience, the financial condition of the collaborator, current economic conditions, and reasonable and supportable forecasts.

As of December 31, 2025, and, 2024, the Company determined that any expected credit losses associated with receivables under collaboration agreements were immaterial. Accordingly, no allowance for credit losses has been recorded.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development costs consist of expenses incurred in performing research and development activities, including salaries and benefits, materials and supplies, stock-based compensation expense, contract services, depreciation of fixed assets used to conduct research and development activities, and other outside expenses. Costs for external development activities are recognized based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its vendors. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected on the consolidated balance sheets as prepaid expenses, other current assets, or accrued expenses, and in the consolidated statements of operations as research and development.

Deferred Transaction Costs

Deferred Transaction Costs

The Company complies with the requirements of ASC 340, Other Assets and Deferred Costs, with regards to transaction costs. Prior to the completion of the transaction (potential business combination with Cartesian Growth Corporation III) as mentioned in Note 1 of the audited annual consolidated financial statements for the year ended December 31, 2025, direct transaction costs are capitalized as deferred transaction costs. If the transaction is completed, the deferred transaction costs are charged to additional paid-in capital and offset the proceeds received from the potential business combination. As of March 31, 2026, and December 31, 2025, the Company had $3,468 and $1,423 of deferred transaction costs incurred, respectively.

Deferred Transaction Costs

The Company complies with the requirements of ASC 340, Other Assets and Deferred Costs, with regards to transaction costs. Prior to the completion of the transaction (potential business combination with Cartesian Growth Corporation III as mentioned in Note 1), direct transaction costs are capitalized as deferred transaction costs. If the transaction is completed, the deferred transaction costs are charged to additional paid-in capital and offset the proceeds received from the potential business combination. As of December 31, 2025, and 2024, the Company had $1,423 and $0 of deferred transaction costs incurred, respectively.

Redeemable Convertible Preferred Stock Warrant Liabilities

Redeemable Convertible Preferred Stock Warrant Liabilities

Warrants to purchase shares of redeemable convertible preferred stock are classified as liabilities on the consolidated balance sheets at fair value upon issuance because the underlying shares of redeemable convertible preferred stock are redeemable outside of the control of the Company. The initial liability recorded is adjusted for changes in the fair value at each reporting date and recorded as other income/expense in the accompanying Company’s statement of operations. Factorial will continue to adjust the convertible preferred stock warrant liability for changes in fair value until the earlier of the exercise of the warrants, at which time the liability will be reclassified to redeemable convertible preferred stock, or the expiration of the warrants, at which time the entire remaining amount would be reversed and reflected in the Company’s accompanying statement of operations. The redeemable convertible preferred stock warrant liabilities will increase or decrease each period based on the fluctuations of the fair value of the underlying security.

Changes in the fair value of the redeemable convertible preferred stock warrants are recorded as gains or losses in the Company’s consolidated statements of operations in each reporting period. For the year ended December 31, 2025, and 2024, the Company recorded a loss on the change in fair value of redeemable convertible preferred stock warrants of $2,230 and a gain of $488, respectively.

Convertible Promissory Notes - Related Parties, Fair Value

Convertible Promissory Notes, Fair Value

During January 2026, the Company entered into Note Purchase Agreements and a Convertible Promissory Note Agreement pursuant to which it could receive proceeds up to $5,340 (the “January 2026 Notes”) from new investors. The Company determined that it is eligible for the fair value option election in connection with the Convertible Promissory Notes. The Convertible Promissory Notes meet the definition of a “recognized financial liability” which is an acceptable financial instrument eligible for the fair value option under ASC Topic 825 Financial Instruments (“ASC 825”). At the date of issuance, the fair value of the Convertible Promissory Notes were derived using the scenario-based method (“SBM”) as further described in Note 3. The fair value option election was made to enhance the relevance and transparency of information presented related to the features embedded in the Convertible Promissory Notes.

Changes in the fair value of the Convertible Promissory Notes are recorded as gains or losses in the Company’s consolidated statements of operations in each reporting period. For the three months ended March 31, 2026, the Company recorded a loss on the change in fair value of convertible promissory notes of $300.

Convertible Promissory Notes - Related Parties, Fair Value

On August 1, 2025, the Company entered into a total of $10,000 Convertible Promissory Note Agreement (“the August 2025 Notes”) with existing investors. The Company determined that it is eligible for the fair value option election in connection with the Convertible Promissory Note Agreement. The Convertible Promissory Note Agreement meets the definition of a “recognized financial liability” which is an acceptable financial instrument eligible for the fair value option under ASC Topic 825 Financial Instruments (“ASC 825”). At the date of issuance, the fair value of the Convertible Promissory Notes were derived using the scenario-based method (“SBM”) as further described in Note 3. The fair value option election was made to enhance the relevance and transparency of information presented related to the features embedded in the Convertible Promissory Notes. The notes were issued to related parties as further described in Note 15. Due to the terms of the agreement, the fair value of the notes, on the date of issuance, was more than the proceeds received, which was determined to be a cost of financing, and on August 1, 2025, upon issuance, the Company recognized non-cash financing costs related to issuance of convertible promissory notes of $4,500 and an issuance cost of $108.

Changes in the fair value of the Convertible Promissory Notes are recorded as gains or losses in the Company’s consolidated statements of operations in each reporting period. For the year ended December 31, 2025, the Company recorded a loss on the change in fair value of convertible promissory notes of $4,389.

Contingencies		Contingencies The Company records accruals for contingencies when a loss is probable, and the amount of the loss can be reasonably estimated.
Leases

Leases

The Company is accounting for leases in accordance with ASC Topic 842, Leases (“ASC 842”), which requires lessees to recognize lease liabilities and right-of-use (“ROU”) assets on the balance sheet for leases with lease terms of more than twelve months. The Company determines whether an arrangement contains a lease at contract inception based on whether the arrangement involves the use of a physically distinct identified asset and whether the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period as well as the right to direct the use of the asset.

ROU lease assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments. Both the ROU lease asset and liability are recognized at the lease commencement date based on the present value of the lease payments over the lease term. The Company’s leases do not provide an implicit borrowing rate that can readily be determined. Therefore, the Company applies a discount rate based on the incremental borrowing rate, which is determined using other information available as of the lease commencement date. Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. An operating lease ROU asset is initially recognized as equal to the lease liability adjusted for any lease prepayments and initial direct costs. For operating leases, interest on the lease liability and the amortization of the ROU asset result in a straight-line expense over the lease term. For finance leases, interest on the lease liability and the amortization of the ROU asset results in front-loaded expense over the lease term.

The lease term of the Company’s leases reflected in these consolidated financial statements may include an option to extend or terminate the lease when it is reasonably certain that the Company will exercise the option. Lease expense for minimum lease payments is recognized on a straight-line basis over the term of the lease. The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component. Some of the Company’s leases contain variable lease payments, which are expensed as incurred. The Company has elected not to recognize ROU assets and lease liabilities for leases that have a term of twelve months or less. The effect of short-term leases on our ROU assets and lease liabilities was not material for the years ended December 31, 2025, and 2024. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock-based awards made to employees, directors, and non-employees, including stock options, restricted share units and restricted shares, based on estimated fair values recognized over the requisite service period. For stock-based awards subject to performance conditions, stock-based compensation expense is not recognized until the performance conditions become probable of occurring. Refer below for more details regarding the Company’s policies regarding stock-based awards subject to performance conditions.

The fair values of stock options and restricted stock awards granted with only service conditions or performance and service conditions are estimated on the grant date using the Black-Scholes option pricing model. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation, including the expected term (weighted- average period of time that the options granted are expected to be outstanding), the volatility of the Company’s common stock, and an assumed risk-free interest rate. The Company accounts for forfeitures when they occur. For the years ended December 31, 2025, and 2024, no performance conditions have been determined to be probable of achievement and therefore, no stock-based compensation expense has been recorded related to stock options with performance conditions.

The fair values of restricted stock units granted with performance (e.g. business milestone) and market conditions (e.g. stock price target) are estimated at the grant date using a Monte Carlo simulation model. The model determined the grant date fair value of each vesting tranche and the future date when the market condition for such tranche is expected to be achieved. The Monte Carlo valuation requires the Company to make assumptions and judgements about the variables used in the calculation including the expected term, volatility of the Company’s common stock, an assumed risk-free interest rate, and cost of equity.

For performance-based awards with a vesting schedule based entirely on the attainment of both performance and market conditions, each reporting period the Company assesses whether it is probable that it will achieve each performance condition that has not previously been achieved or deemed probable of achievement and if so, the future time when the Company expects to achieve that business milestone, or its “expected business milestone achievement time.” When the Company first determines that a business milestone has become probable of being achieved, the Company allocates the entire expense for the related tranche over the number of reporting periods between the grant date and the then-applicable “expected vesting date.” The “expected vesting date” at any given time is generally the later of (i) the expected time when the performance condition will be achieved (if the related performance condition has not yet been achieved) and (ii) the expected time when the market condition will be achieved (if the related market condition has not yet been achieved). The Company immediately recognizes a cumulative catch-up expense for all accumulated expense for the reporting period from the grant date through the reporting period in which the performance condition was first deemed probable of being achieved. The Company accounts for forfeitures when they occur. For the years ended December 31, 2025, and 2024, no performance conditions have been determined to be probable of achievement and therefore, no stock-based compensation expense has been recorded related to restricted stock units with both performance and market conditions.

Refer to Note 11 for further information.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company assessed the provisions of the shares of redeemable convertible preferred stock including redemption rights, dividends and voting rights to determine the appropriate classification of these instruments. The Company determined that the shares of redeemable convertible preferred stock are appropriately classified as mezzanine equity because they are contingently redeemable into cash upon the occurrence of an event not solely within the Company’s control.

Concentrations of Credit Risk and Off-Balance Sheet Arrangements

Concentrations of Credit Risk and Off-Balance Sheet Arrangements

Financial instruments that potentially expose the Company to concentrations of credit risk consist of cash and cash equivalents. The Company maintains its cash and cash equivalents in accredited financial institutions of high credit standing. Deposits in certain accounts may exceed federally insured limits; however, the Company has not experienced any losses in such accounts.

The Company has no off-balance sheet arrangements. For the years ended December 31, 2025 and 2024, the Company did not generate any revenue.

Net Loss Per Share

Net Loss Per Share

The Company computes net loss per share in accordance with ASC Topic 260, Earnings per Share. Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss by the weighted-average number of common shares and common share equivalents of potentially dilutive securities outstanding for the period. Potentially dilutive securities include redeemable convertible preferred stock, warrants, convertible promissory notes, restricted stock units and common stock options. Basic net loss per share was the same as diluted net loss per share for all periods presented since the effects of potentially dilutive securities are anti-dilutive.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax- planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. A valuation allowance is recorded when it is deemed more likely than not that some portion or all of a deferred tax asset will not be realized.

We record uncertain tax positions in accordance with ASC 740, Income Taxes (“ASC 740”) if it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and meet the more-likely-than-not recognition threshold. The positions are measured based on the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

We recognize interest and penalties related to unrecognized tax benefits in the income tax provision in the accompanying consolidated statements of operations. As of December 31, 2025 and, 2024, there are no accrued interest or penalties recorded on the consolidated balance sheets.

Recently Adopted Accounting Pronouncements and New Accounting Pronouncements - Not Yet Adopted

Recently Adopted Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. After completion of the business combination described in Note 15, the Company expects it will be considered an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “Jobs Act”). The Jobs Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to avail itself of this extended transition period and, as a result, the Company will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides optional practical expedients intended to simplify the application of the current expected credit loss model to current trade accounts receivable and current contract assets arising from revenue transactions under Topic 606. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company adopted the guidance effective January 1, 2026. The adoption did not have a material impact on its accounting policies, financial position, results of operations, or cash flows, given the short-term nature and historically no loss experience of its trade receivables and contract assets.

New Accounting Pronouncements – Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE) (“ASU 2024-03”), requiring additional disclosure of the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The amendment in this update applies to all public business entities and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the provisions of the amendments and the impact on its disclosures.

Recently Adopted Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. After completion of the business combination described in Note 16, the Company expects it will be is considered to be an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “Jobs Act”). The Jobs Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to avail itself of this extended transition period and, as a result, the Company will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which improves segment disclosure requirements, primarily through enhanced disclosure requirements for significant segment expenses. The improved disclosure requirements apply to all public entities that are required to report segment information, including those with only one reportable segment. The Company adopted the guidance effective January 1, 2024. The Company has included the additional required disclosures in Note 14.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (ASC Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which establishes incremental disaggregation of income tax disclosures pertaining to the effective tax rate reconciliation and income taxes paid. The amendments in this update apply to all entities that are subject to ASC Topic 740, Income Taxes. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2024, and early adoption is permitted. The Company adopted the guidance effective January 1, 2025, with prospective application. The Company has included the additional required disclosures in Note 12.

In May 2025, the FASB issued ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in a Variable-Interest Entity. This standard clarifies that when a business combination is effected primarily by exchanging equity interests and the legal acquiree is a variable-interest entity (“VIE”) that meets the definition of a business, entities must identify the accounting acquirer using the factors in ASC 805-10-55-12 through 55-15, rather than relying solely on the VIE consolidation model. The ASU is effective for years beginning after December 15, 2026, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company has elected to early adopt this standard effective January 1, 2024.

New Accounting Pronouncements - Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE) (“ASU 2024-03”), requiring additional disclosure of the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The amendment in this update applies to all public business entities and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the provisions of the amendments and the impact on its disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides optional practical expedients intended to simplify the application of the current expected credit loss model to current trade accounts receivable and current contract assets arising from revenue transactions under Topic 606. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact that this guidance will have on its consolidated financial statements and related disclosures. While that assessment is ongoing, the Company does not expect the adoption of ASU 2025-05 to have a material impact on its accounting policies, financial position, results of operations, or cash flows, given the short-term nature and historically no loss experience of its trade receivables and contract assets.